Cover	Feb. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2025
Entity File Number	001-41592
Entity Registrant Name	MGO Global Inc.
Entity Central Index Key	0001902794
Entity Tax Identification Number	87-3929852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	813 NE 17th Terrace, Unit A,
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33346
City Area Code	(347)
Local Phone Number	913-3316
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MGOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false